Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated net income	¥ 239,516	¥ 232,445	¥ 254,109
Other comprehensive income (loss), net of tax (Note 13):
Foreign currency translation adjustments	251,576	133,735	(54,086)
Net unrealized gains and losses on securities	6,612	3,265	(2,116)
Net gains and losses on derivative instruments	2,056	(4,880)	(449)
Pension liability adjustments	32,669	(12,787)	(38,377)
Other comprehensive income (loss), Net-of-tax amount	292,913	119,333	(95,028)
Comprehensive income	532,429	351,778	159,081
Less: Comprehensive income attributable to noncontrolling interests	14,688	10,824	1,765
Comprehensive income attributable to Canon Inc.	¥ 517,741	¥ 340,954	¥ 157,316